Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

19. Subsequent events

On March 11, 2024, the Company’s board of directors approved a special cash dividend of US$0.015 per ordinary share, or US$0.03 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on May 31, 2024, U.S. Eastern Time, payable in U.S. dollars. The Company expects the total amount of cash to be distributed for the dividend to be approximately US$8 million, which will be funded by surplus cash on the Company’s balance sheet.